Borrowings - Summary of Short Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: financial liabilities for hedging - current	$ (5,277,325)	$ (187,939)	$ (3,233,301)
Short-term borrowings	31,290,839	1,114,346	37,339,028
Short Term Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Secured bank loans, annual interest rate was 0.90%-1.87% as of December 31, 2020	300,495	10,701
Unsecured bank loans, annual interest rates were 0.70%-5.40% and 0.58%-3.83% as of December 31, 2019 and 2020, respectively	34,297,362	1,221,416	40,572,329
Borrowings	34,597,857	1,232,117	40,572,329
Less: financial liabilities for hedging - current	3,307,018	117,771	3,233,301
Short-term borrowings	$ 31,290,839	$ 1,114,346	$ 37,339,028